Share option plans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share option plans (Textual)
Unrecognized compensation costs	$ 0
Aggregate intrinsic values of outstanding options	$ 0	$ 38
Share options forfeited	16,591	24,126	137,517
Share-based compensation expenses reversed	$ 359	$ 144	$ 1,424
2013 Incentive Option Plan [Member]
Share option plans (Textual)
Options to purchase Ordinary shares	83,649
Option awards expire term	10 years